Note 4 - Loans (Details) - Loans Modified in Troubled Debt Restructurings	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	4	8
Pre-Modification Recorded Investment	$ 1,620,213	$ 2,571,343	$ 2,423,933
Post-Modification Recorded Investment	$ 1,541,568	$ 2,575,355	$ 2,297,487
Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts			2
Pre-Modification Recorded Investment			$ 228,633
Post-Modification Recorded Investment			$ 225,959
Real Estate Portfolio Segment [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1	1
Pre-Modification Recorded Investment	$ 513,868	$ 1,771,395	$ 225,852
Post-Modification Recorded Investment	$ 505,978	$ 1,775,407	$ 225,852
Real Estate Portfolio Segment [Member] | Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	1	4
Pre-Modification Recorded Investment	$ 1,106,345	$ 49,194	$ 1,885,700
Post-Modification Recorded Investment	$ 1,035,590	$ 49,194	$ 1,764,399
Real Estate Portfolio Segment [Member] | Farmland [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Modification Recorded Investment		$ 400,778
Post-Modification Recorded Investment		$ 400,778
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Modification Recorded Investment		$ 349,976
Post-Modification Recorded Investment		$ 349,976
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts			1
Pre-Modification Recorded Investment			$ 83,748
Post-Modification Recorded Investment			$ 81,277